Segment Information (Tables)	9 Months Ended
Sep. 30, 2026
Segment Information [Abstract]
Schedule of CODM and the Reconciliation Thereof to the Net Loss

The segment information regularly reviewed by the CODM and the reconciliation thereof to the net loss as well as the capital expenditures by operating segment are included in the following tables:

Nine months ended September 30, 2026	GEO	LEO	Other(3)	Consolidated
Broadcast	$107,595	$—	$—	$107,595
Enterprise	131,050	112	—	131,162
Consulting and other	4,050	4,377	—	8,427
Revenue	242,695	4,489	—	247,184
Operating expenses, net of share-based compensation and non-recurring items(1)	(108,027)	(64,285)	(5,534)	(177,846)
Adjusted EBITDA(1)	$134,668	$(59,796)	$(5,534)	69,338
Share-based compensation				(11,749)
Non-recurring items(2)				(1,221)
Depreciation				(66,768)
Amortization				(26,106)
Other operating losses, net				(82,081)
Operating loss				(118,587)
Interest expense				(155,224)
Loss on changes in fair value of financial instruments				(577,256)
Interest and other income				10,975
Loss on foreign exchange				(34,027)
Loss before income taxes				(874,119)
Tax recovery				7,398
Net loss				$(866,721)
Capital expenditures	$5,382	$640,876	$—	$646,258
Three months ended September 30, 2026	GEO	LEO	Other(3)	Consolidated
Broadcast	$35,991	$—	$—	$35,991
Enterprise	41,341	47	—	41,388
Consulting and other	1,615	1,637	—	3,252
Revenue	78,947	1,684	—	80,631
Operating expenses, net of share-based compensation and non-recurring items(1)	(42,557)	(24,179)	(1,791)	(68,527)
Adjusted EBITDA(1)	$36,390	$(22,495)	$(1,791)	12,104
Share-based compensation				(4,810)
Non-recurring items(2)				(415)
Depreciation				(22,574)
Amortization				(8,766)
Other operating losses, net				(27)
Operating loss				(24,488)
Interest expense				(54,820)
Loss on changes in fair value of financial instruments				(89,510)
Interest and other income				4,962
Three months ended September 30, 2026	GEO	LEO	Other(3)	Consolidated
Gain on foreign exchange				3,179
Loss before income taxes				(160,677)
Tax recovery				3,455
Net loss				$(157,222)
Capital expenditures	$3,199	$343,950	$—	$347,149
Nine months ended September 30, 2025	GEO	LEO	Other(3)	Consolidated
Broadcast	$154,897	$—	$—	$154,897
Enterprise	159,936	—	—	159,936
Consulting and other	6,562	2,520	—	9,082
Revenue	321,395	2,520	—	323,915
Operating expenses, net of share-based compensation and non-recurring items(1)	(97,353)	(50,728)	(2,923)	(151,004)
Adjusted EBITDA(1)	$224,042	$(48,208)	$(2,923)	172,911
Share-based compensation				(8,610)
Non-recurring items(2)				(1,836)
Depreciation				(77,991)
Amortization				(33,852)
Other operating gains, net				4,070
Operating income				54,692
Interest expense				(164,492)
Loss on changes in fair value of financial instruments				(109,780)
Interest and other income				18,760
Gain on repurchase of debt				6,896
Gain on foreign exchange				84,808
Loss before income taxes				(109,116)
Tax recovery				12,105
Net loss				$(97,011)
Capital expenditures	$2,998	$521,608	$—	$524,606
Three months ended September 30, 2025	GEO	LEO	Other(3)	Consolidated
Broadcast	$48,615	$—	$—	$48,615
Enterprise	50,503	—	—	50,503
Consulting and other	1,397	545	—	1,942
Revenue	100,515	545	—	101,060
Operating expenses, net of share-based compensation and non-recurring items(1)	(36,765)	(16,476)	(979)	(54,220)
Adjusted EBITDA(1)	$63,750	$(15,931)	$(979)	46,840
Share-based compensation				(3,018)
Non-recurring items(2)				(614)
Depreciation				(26,168)
Amortization				(11,314)
Other operating gains, net				251
Operating income				5,977
Three months ended September 30, 2025	GEO	LEO	Other(3)	Consolidated
Interest expense				(54,197)
Loss on changes in fair value of financial instruments				(63,120)
Interest and other income				5,718
Loss on foreign exchange				(32,282)
Loss before income taxes				(137,904)
Tax recovery				16,821
Net loss				$(121,083)
Capital expenditures	$739	$139,097	$—	$139,836

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(1)      The performance of each segment is evaluated by the CODM based on Adjusted EBITDA. Adjusted EBITDA is defined as operating income (excluding certain operating expenses such as share-based compensation expenses and unusual and non-recurring items, including restructuring related expenses) before interest expense, taxes, depreciation and amortization. Adjusted EBITDA margin is used to measure Telesat’s operating performance.

(2)      Non-recurring payments include severance payments and special compensation and benefits.

(3)      Transactions that do not belong to a particular operating segment such as certain corporate entities are reported within “Other”.

Schedule of Equipment Sales

Equipment sales included within the various services were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
GEO	$722	$335	$4,609	$1,687
LEO	36	—	101	—
Equipment sales	$758	$335	$4,710	$1,687

Schedule of Geographic Regions

Revenue by geographic region was based on the point of origin of the revenue, which was the destination of the billing invoice, and was allocated as follows:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Canada	$40,285	$55,063	$124,594	$169,850
United States	27,390	28,942	82,999	99,750
Europe, Middle East & Africa	5,509	7,225	16,891	21,906
Latin America & Caribbean	4,643	7,483	16,017	22,606
Asia & Australia	2,804	2,347	6,683	9,803
Revenue	$80,631	$101,060	$247,184	$323,915

The satellites and intangible assets have been classified based on ownership. Satellites, property and other equipment, and intangible assets by geographic region were allocated as follows:

As at,	September 30, 2026	December 31, 2025
Canada	$3,162,848	$2,464,818
United Kingdom	217,239	238,478
United States	12,102	12,276
Europe, Middle East & Africa (excluding United Kingdom)	7,853	—
All Others	3,923	1,136
Satellites, property and other equipment	$3,403,965	$2,716,708
As at,	September 30, 2026	December 31, 2025
Canada	$408,455	$428,909
Latin America & Caribbean	7,510	7,943
United States	4,375	5,426
Intangible Assets	$420,340	$442,278

Other long-term assets by geographic region were allocated as follows:

As at,	September 30, 2026	December 31, 2025
Canada	$300,335	$343,059
United States	22,331	25,598
Other long-term assets	$322,666	$368,657